Long-term Debt (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Less: Deferred financing costs	$ (658)	$ (124)
Total debt	37,509	16,811
Less: Current portion	(3,566)	(16,811)
Long-term portion	33,943	0
Secured Credit Facilities | Drybulk Segment
Debt Instrument [Line Items]
Secured Debt	667	16,935
Secured Credit Facilities | Gas Carrier Segment
Debt Instrument [Line Items]
Secured Debt	$ 37,500	$ 0